Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Total Payments
UNITED STATES | Government of the United States of America, Bureau of Land Management, United States Department of Treasury
Total			$ 930,037	$ 930,037
UNITED STATES | State of Nevada, Nevada Department of Taxation, Nevada Division of Environmental Protection, Nevada Division of Water Resources, Nevada Employment Security Division
Total	$ 44,546		75,164	119,710
MEXICO | Government of Mexico, Mexican Social Security Institute
Total	1,469,087			1,469,087
MEXICO | Government of Mexico, Institute of the National Workers Housing Fund
Total	467,838			467,838
MEXICO | Government of Mexico, Tax Administration Services (SAT)
Total	57,153,494	$ 1,541,502	$ 4,408,741	63,103,737
MEXICO | State of Zacatecas, Ministry of Finance
Total	799,970			799,970
MEXICO | Municipality of Mazapil, Municipality Treasury
Total	$ 590,846			$ 590,846